UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Fox Point Capital Management LLC

Address:    101 Park Avenue, 21st Floor
            New York, New York 10178

13F File Number: 28-12128

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Scott Schweitzer
Title:      Chief Financial Officer
Phone:      (212) 984-2373

Signature, Place and Date of Signing:


/s/ Scott Schweitzer             New York, New York         August 12, 2011
--------------------------     ----------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         3

Form 13F Information Table Entry Total:    126

Form 13F Information Table Value Total:    $385,169
                                         (thousands)

List of Other Included Managers:

No.   Form 13F File Number      Name

1.                            Fox Point Fund LP
2.                            Fox Point Offshore, Ltd.
3.                            Fox Point QP Fund LP

                                                     FORM 13F INFORMATION TABLE
                                                  Fox Point Capital Management LLC
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT   PRN CALL   DISCRETION  MNGRS    SOLE      SHARED NONE
--------------                --------------    -----      -------   -------   --- ----   ----------  -----    ----      ------ ----
AMAZON COM INC                     COM         023135106     998         4,882 SH         DEFINED     1            4,882
AMAZON COM INC                     COM         023135106   1,484         7,256 SH         DEFINED     2            7,256
AMAZON COM INC                     COM         023135106   2,630        12,862 SH         DEFINED     3           12,862
ANCESTRY COM INC                   COM         032803108   1,011        24,423 SH         DEFINED     1           24,423
ANCESTRY COM INC                   COM         032803108   1,500        36,248 SH         DEFINED     2           36,248
ANCESTRY COM INC                   COM         032803108   2,663        64,329 SH         DEFINED     3           64,329
BAIDU INC                     SPON ADR REP A   056752108     684         4,882 SH         DEFINED     1            4,882
BAIDU INC                     SPON ADR REP A   056752108   1,017         7,256 SH         DEFINED     2            7,256
BAIDU INC                     SPON ADR REP A   056752108   1,802        12,862 SH         DEFINED     3           12,862
BUFFALO WILD WINGS INC             COM         119848109     324         4,884 SH         DEFINED     1            4,884
BUFFALO WILD WINGS INC             COM         119848109     481         7,250 SH         DEFINED     2            7,250
BUFFALO WILD WINGS INC             COM         119848109     853        12,866 SH         DEFINED     3           12,866
CHECK POINT SOFTWARE TECH LT       ORD         M22465104   2,775        48,821 SH         DEFINED     1           48,821
CHECK POINT SOFTWARE TECH LT       ORD         M22465104   4,121        72,486 SH         DEFINED     2           72,486
CHECK POINT SOFTWARE TECH LT       ORD         M22465104   7,316       128,693 SH         DEFINED     3          128,693
CREE INC                           COM         225447101   1,149        34,200     PUT    DEFINED     1           34,200
CREE INC                           COM         225447101   1,706        50,800     PUT    DEFINED     2           50,800
CREE INC                           COM         225447101   3,023        90,000     PUT    DEFINED     3           90,000
DOLLAR TREE INC                    COM         256746108   1,301        19,527 SH         DEFINED     1           19,527
DOLLAR TREE INC                    COM         256746108   1,934        29,025 SH         DEFINED     2           29,025
DOLLAR TREE INC                    COM         256746108   3,427        51,448 SH         DEFINED     3           51,448
DSW INC                            CL A        23334L102     494         9,764 SH         DEFINED     1            9,764
DSW INC                            CL A        23334L102     734        14,512 SH         DEFINED     2           14,512
DSW INC                            CL A        23334L102   1,302        25,724 SH         DEFINED     3           25,724
EDWARDS LIFESCIENCES CORP          COM         28176E108     638         7,323 SH         DEFINED     1            7,323
EDWARDS LIFESCIENCES CORP          COM         28176E108     949        10,884 SH         DEFINED     2           10,884
EDWARDS LIFESCIENCES CORP          COM         28176E108   1,682        19,293 SH         DEFINED     3           19,293
EXPRESS INC                        COM         30219E103     532        24,423 SH         DEFINED     1           24,423
EXPRESS INC                        COM         30219E103     790        36,248 SH         DEFINED     2           36,248
EXPRESS INC                        COM         30219E103   1,402        64,329 SH         DEFINED     3           64,329
FOSSIL INC                         COM         349882100     863         7,327 SH         DEFINED     1            7,327
FOSSIL INC                         COM         349882100   1,280        10,874 SH         DEFINED     2           10,874
FOSSIL INC                         COM         349882100   2,272        19,299 SH         DEFINED     3           19,299
GREEN MTN COFFEE ROASTERS IN       COM         393122106   4,359        48,840 SH         DEFINED     1           48,840
GREEN MTN COFFEE ROASTERS IN       COM         393122106   6,472        72,510 SH         DEFINED     2           72,510
GREEN MTN COFFEE ROASTERS IN       COM         393122106  11,483       128,650 SH         DEFINED     3          128,650
HANSEN NAT CORP                    COM         411310105     395         4,882 SH         DEFINED     1            4,882
HANSEN NAT CORP                    COM         411310105     587         7,256 SH         DEFINED     2            7,256
HANSEN NAT CORP                    COM         411310105   1,041        12,862 SH         DEFINED     3           12,862
HERBALIFE LTD                  COM USD SHS     G4412G101     282         4,884 SH         DEFINED     1            4,884
HERBALIFE LTD                  COM USD SHS     G4412G101     418         7,250 SH         DEFINED     2            7,250
HERBALIFE LTD                  COM USD SHS     G4412G101     742        12,866 SH         DEFINED     3           12,866
ILLUMINA INC                       COM         452327109   1,835        24,420 SH         DEFINED     1           24,420
ILLUMINA INC                       COM         452327109   2,725        36,255 SH         DEFINED     2           36,255
ILLUMINA INC                       COM         452327109   4,834        64,325 SH         DEFINED     3           64,325
KINDER MORGAN INC DEL              COM         49456B101   1,403        48,836 SH         DEFINED     1           48,836
KINDER MORGAN INC DEL              COM         49456B101   2,083        72,508 SH         DEFINED     2           72,508
KINDER MORGAN INC DEL              COM         49456B101   3,696       128,656 SH         DEFINED     3          128,656
LEVEL 3 COMMUNICATIONS INC         COM         52729N100   1,906       781,091 SH         DEFINED     1          781,091
LEVEL 3 COMMUNICATIONS INC         COM         52729N100   2,833     1,160,975 SH         DEFINED     2        1,160,975
LEVEL 3 COMMUNICATIONS INC         COM         52729N100   5,021     2,057,934 SH         DEFINED     3        2,057,934
LIBERTY MEDIA CORP NEW        LIB STAR COM A   53071M708   3,177        42,222 SH         DEFINED     1           42,222
LIBERTY MEDIA CORP NEW        LIB STAR COM A   53071M708   5,829        77,467 SH         DEFINED     2           77,467
LIBERTY MEDIA CORP NEW        LIB STAR COM A   53071M708   9,805       130,311 SH         DEFINED     3          130,311
LORILLARD INC                      COM         544147101     532         4,882 SH         DEFINED     1            4,882
LORILLARD INC                      COM         544147101     790         7,256 SH         DEFINED     2            7,256
LORILLARD INC                      COM         544147101   1,400        12,862 SH         DEFINED     3           12,862
LULULEMON ATHLETICA INC            COM         550021109   1,092         9,764 SH         DEFINED     1            9,764
LULULEMON ATHLETICA INC            COM         550021109   1,623        14,512 SH         DEFINED     2           14,512
LULULEMON ATHLETICA INC            COM         550021109   2,876        25,724 SH         DEFINED     3           25,724
MASTERCARD INC                     CL A        57636Q104   4,416        14,653 SH         DEFINED     1           14,653
MASTERCARD INC                     CL A        57636Q104   6,554        21,749 SH         DEFINED     2           21,749
MASTERCARD INC                     CL A        57636Q104  11,631        38,598 SH         DEFINED     3           38,598
MELCO CROWN ENTMT LTD              ADR         585464100   1,247        97,636 SH         DEFINED     1           97,636
MELCO CROWN ENTMT LTD              ADR         585464100   1,853       145,122 SH         DEFINED     2          145,122
MELCO CROWN ENTMT LTD              ADR         585464100   3,285       257,242 SH         DEFINED     3          257,242
MICROSTRATEGY INC                CL A NEW      594972408   1,191         7,323 SH         DEFINED     1            7,323
MICROSTRATEGY INC                CL A NEW      594972408   1,771        10,884 SH         DEFINED     2           10,884
MICROSTRATEGY INC                CL A NEW      594972408   3,139        19,293 SH         DEFINED     3           19,293
NETFLIX INC                        COM         64110L106   3,078        11,716 SH         DEFINED     1           11,716
NETFLIX INC                        COM         64110L106   4,575        17,415 SH         DEFINED     2           17,415
NETFLIX INC                        COM         64110L106   8,109        30,869 SH         DEFINED     3           30,869
PERRIGO CO                         COM         714290103     858         9,769 SH         DEFINED     1            9,769
PERRIGO CO                         COM         714290103   1,274        14,500 SH         DEFINED     2           14,500
PERRIGO CO                         COM         714290103   2,261        25,731 SH         DEFINED     3           25,731
POWERSHARES QQQ TRUST           UNIT SER 1     73935A104  16,721       293,100     PUT    DEFINED     1          293,100
POWERSHARES QQQ TRUST           UNIT SER 1     73935A104  24,817       435,000     PUT    DEFINED     2          435,000
POWERSHARES QQQ TRUST           UNIT SER 1     73935A104  44,037       771,900     PUT    DEFINED     3          771,900
PRICELINE COM INC                COM NEW       741503403   1,250         2,442 SH         DEFINED     1            2,442
PRICELINE COM INC                COM NEW       741503403   1,856         3,625 SH         DEFINED     2            3,625
PRICELINE COM INC                COM NEW       741503403   3,293         6,433 SH         DEFINED     3            6,433
QLIK TECHNOLOGIES INC              COM         74733T105     831        24,409 SH         DEFINED     1           24,409
QLIK TECHNOLOGIES INC              COM         74733T105   1,236        36,281 SH         DEFINED     2           36,281
QLIK TECHNOLOGIES INC              COM         74733T105   2,190        64,310 SH         DEFINED     3           64,310
SANOFI                        SPONSORED ADR    80105N105     588        14,646 SH         DEFINED     1           14,646
SANOFI                        SPONSORED ADR    80105N105     874        21,768 SH         DEFINED     2           21,768
SANOFI                        SPONSORED ADR    80105N105   1,550        38,586 SH         DEFINED     3           38,586
SIRIUS XM RADIO INC                COM         82967N108     535       244,156 SH         DEFINED     1          244,156
SIRIUS XM RADIO INC                COM         82967N108     794       362,484 SH         DEFINED     2          362,484
SIRIUS XM RADIO INC                COM         82967N108   1,409       643,360 SH         DEFINED     3          643,360
SOLARWINDS INC                     COM         83416B109     766        29,291 SH         DEFINED     1           29,291
SOLARWINDS INC                     COM         83416B109   1,138        43,537 SH         DEFINED     2           43,537
SOLARWINDS INC                     COM         83416B109   2,017        77,172 SH         DEFINED     3           77,172
SXC HEALTH SOLUTIONS CORP          COM         78505P100   1,007        17,087 SH         DEFINED     1           17,087
SXC HEALTH SOLUTIONS CORP          COM         78505P100   1,496        25,396 SH         DEFINED     2           25,396
SXC HEALTH SOLUTIONS CORP          COM         78505P100   2,652        45,017 SH         DEFINED     3           45,017
TELECOMUNICACOES DE SAO PAUL   SPON ADR PFD    87929A102   1,451        48,845 SH         DEFINED     1           48,845
TELECOMUNICACOES DE SAO PAUL   SPON ADR PFD    87929A102   2,153        72,497 SH         DEFINED     2           72,497
TELECOMUNICACOES DE SAO PAUL   SPON ADR PFD    87929A102   3,821       128,658 SH         DEFINED     3          128,658
TELENAV INC                        COM         879455103     433        24,423 SH         DEFINED     1           24,423
TELENAV INC                        COM         879455103     643        36,248 SH         DEFINED     2           36,248
TELENAV INC                        COM         879455103   1,141        64,329 SH         DEFINED     3           64,329
TEMPUR PEDIC INTL INC              COM         88023U101   2,318        34,173 SH         DEFINED     1           34,173
TEMPUR PEDIC INTL INC              COM         88023U101   3,445        50,793 SH         DEFINED     2           50,793
TEMPUR PEDIC INTL INC              COM         88023U101   6,106        90,034 SH         DEFINED     3           90,034
TRACTOR SUPPLY CO                  COM         892356106     327         4,882 SH         DEFINED     1            4,882
TRACTOR SUPPLY CO                  COM         892356106     485         7,256 SH         DEFINED     2            7,256
TRACTOR SUPPLY CO                  COM         892356106     860        12,862 SH         DEFINED     3           12,862
ULTA SALON COSMETCS & FRAG I       COM         90384S303   1,892        29,291 SH         DEFINED     1           29,291
ULTA SALON COSMETCS & FRAG I       COM         90384S303   2,812        43,537 SH         DEFINED     2           43,537
ULTA SALON COSMETCS & FRAG I       COM         90384S303   4,984        77,172 SH         DEFINED     3           77,172
VALEANT PHARMACEUTICALS INTL       COM         91911K102   5,072        97,604 SH         DEFINED     1           97,604
VALEANT PHARMACEUTICALS INTL       COM         91911K102   7,541       145,129 SH         DEFINED     2          145,129
VALEANT PHARMACEUTICALS INTL       COM         91911K102  13,368       257,267 SH         DEFINED     3          257,267
VERISIGN INC                       COM         92343E102     653        19,527 SH         DEFINED     1           19,527
VERISIGN INC                       COM         92343E102     971        29,025 SH         DEFINED     2           29,025
VERISIGN INC                       COM         92343E102   1,721        51,448 SH         DEFINED     3           51,448
VISA INC                         COM CL A      92826C839   2,468        29,291 SH         DEFINED     1           29,291
VISA INC                         COM CL A      92826C839   3,668        43,537 SH         DEFINED     2           43,537
VISA INC                         COM CL A      92826C839   6,503        77,172 SH         DEFINED     3           77,172
VITAMIN SHOPPE INC                 COM         92849E101   1,117        24,415 SH         DEFINED     1           24,415
VITAMIN SHOPPE INC                 COM         92849E101   1,659        36,253 SH         DEFINED     2           36,253
VITAMIN SHOPPE INC                 COM         92849E101   2,944        64,332 SH         DEFINED     3           64,332
WELLPOINT INC                      COM         94973V107     769         9,764 SH         DEFINED     1            9,764
WELLPOINT INC                      COM         94973V107   1,143        14,512 SH         DEFINED     2           14,512
WELLPOINT INC                      COM         94973V107   2,026        25,724 SH         DEFINED     3           25,724

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